General Information (Details 2)		12 Months Ended
	Feb. 18, 2020	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Proportion of ownership interest in subsidiary	50.0909%
Aguas CCU-Nestle Chile S.A. [Member]
Statement [Line Items]
Name of subsidiary		Aguas CCU-Nestlé Chile S.A.
Subsidiary Tax ID		76,007,212-5
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		50.0917%	50.0917%
Cervecera Guayacan SpA. [Member]
Statement [Line Items]
Name of subsidiary		Cervecera Guayacán SpA.
Subsidiary Tax ID		76,035,409-0
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		25.0006%	25.0006%
CRECCU S.A. [Member]
Statement [Line Items]
Name of subsidiary		CRECCU S.A.
Subsidiary Tax ID		76,041,227-9
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cerveceria Belga de la Patagonia S.A. [Member]
Statement [Line Items]
Name of subsidiary		Cervecería Belga de la Patagonia S.A.
Subsidiary Tax ID		76,077,848-6
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		25.5034%	25.5034%
Inversiones Invex CCU Dos Ltda. [Member]
Statement [Line Items]
Name of subsidiary		Inversiones Invex CCU Dos Ltda.
Subsidiary Tax ID		76,126,311-0
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		100.00%	100.00%
Inversiones Invex CCU Tres Ltda. [Member]
Statement [Line Items]
Name of subsidiary		Inversiones Invex CCU Tres Ltda.
Subsidiary Tax ID		76,248,389-0
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		100.00%	100.00%
Bebidas CCU-PepsiCo SpA [Member]
Statement [Line Items]
Name of subsidiary		Bebidas CCU-PepsiCo SpA.
Subsidiary Tax ID		76,337,371-1
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		49.9888%	49.9888%
CCU Inversiones II Ltda. [Member]
Statement [Line Items]
Name of subsidiary		CCU Inversiones II SpA.
Subsidiary Tax ID		76,349,531-0
Country of incorporation of subsidiary		Chile
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cervecera Szot SpA [Member]
Statement [Line Items]
Name of subsidiary		Cervecería Szot SpA.
Subsidiary Tax ID		76,481,675-7
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		25.0006%	25.0006%
Bebidas Carozzi CCU SpA. [Member]
Statement [Line Items]
Name of subsidiary		Bebidas Carozzi CCU SpA.
Subsidiary Tax ID		76,497,609-6
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		49.9917%	49.9917%
Bebidas Ecusa SpA. [Member]
Statement [Line Items]
Name of subsidiary		Bebidas Ecusa SpA.
Subsidiary Tax ID		76,517,798-7
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		99.9834%	99.9834%
Promarca Internacional SpA [Member]
Statement [Line Items]
Name of subsidiary		Promarca Internacional SpA.
Subsidiary Tax ID		76,574,762-7
Country of incorporation of subsidiary		Chile
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		49.9917%	49.9917%
CCU Inversiones S.A [Member]
Statement [Line Items]
Name of subsidiary		CCU Inversiones S.A.
Subsidiary Tax ID		76,593,550-4
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		99.9775%	99.9775%
Inversiones Internacionales SpA. [Member]
Statement [Line Items]
Name of subsidiary		Inversiones Internacionales SpA.
Subsidiary Tax ID		76,688,727-9
Country of incorporation of subsidiary		Chile
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		80.00%	80.00%
Promarca S.A. [Member]
Statement [Line Items]
Name of subsidiary		Promarca S.A.
Subsidiary Tax ID		76,736,010-K
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		49.9917%	49.9917%
CCU Inversiones lll SpA [Member]
Statement [Line Items]
Name of subsidiary		CCU Inversiones III SpA.
Subsidiary Tax ID		76,933,685-0
Country of incorporation of subsidiary		Chile
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		0.00%	99.995%
Inversiones Invex CCU Ltda. [Member]
Statement [Line Items]
Name of subsidiary		Inversiones Invex CCU Ltda.
Subsidiary Tax ID		76,572,360-4
Country of incorporation of subsidiary		Chile
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		99.9922%	99.9922%
Transportes CCU Ltda. [Member]
Statement [Line Items]
Name of subsidiary		Transportes CCU Ltda.
Subsidiary Tax ID		79,862,750-3
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		100.00%	100.00%
Fabrica de Envases Plasticos S.A. [Member]
Statement [Line Items]
Name of subsidiary		Fábrica de Envases Plásticos S.A.
Subsidiary Tax ID		86,150,200-7
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		99.9984%	99.9984%
Millahue S.A. [Member]
Statement [Line Items]
Name of subsidiary		Millahue S.A.
Subsidiary Tax ID		91,022,000-4
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		99.9621%	99.9621%
Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Name of subsidiary		Viña San Pedro Tarapacá S.A.
Subsidiary Tax ID		91,041,000-8
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		84.4969%	82.987%
Manantial S.A. [Member]
Statement [Line Items]
Name of subsidiary		Manantial S.A.
Subsidiary Tax ID		96,711,590-8
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		50.5519%	50.5519%
Vina Altair SpA. [Member]
Statement [Line Items]
Name of subsidiary		Viña Altaïr SpA.
Subsidiary Tax ID		96,969,180-9
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		84.4969%	82.987%
Cerveceria Kunstmann S.A. [Member]
Statement [Line Items]
Name of subsidiary		Cervecería Kunstmann S.A.
Subsidiary Tax ID		96,981,310-6
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		50.0007%	50.0007%
Cervecera CCU Chile Ltda. [Member]
Statement [Line Items]
Name of subsidiary		Cervecera CCU Chile Ltda.
Subsidiary Tax ID		96,989,120-4
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		99.9999%	99.9999%
Embotelladoras Chilenas Unaidas [Member]
Statement [Line Items]
Name of subsidiary		Embotelladoras Chilenas Unidas S.A.
Subsidiary Tax ID		99,501,760-1
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		99.9834%	99.9834%
Comercial CCU S.A. [Member]
Statement [Line Items]
Name of subsidiary		Comercial CCU S.A.
Subsidiary Tax ID		99,554,560-8
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		99.9888%	99.9888%
Compania Pisquera de Chile SA [Member]
Statement [Line Items]
Name of subsidiary		Compañía Pisquera de Chile S.A.
Subsidiary Tax ID		99,586,280-8
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		80.00%	80.00%
LA Barra SA [Member]
Statement [Line Items]
Name of subsidiary		La Barra S.A.
Subsidiary Tax ID		77,148,606-1
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		100.00%	100.00%
Mahina SPA [Member]
Statement [Line Items]
Name of subsidiary		Mahina SpA.
Subsidiary Tax ID		77,248,551-4
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		25.0458%	25.0458%
Andina de Desarrollo S.A. [Member]
Statement [Line Items]
Name of subsidiary		Andina de Desarrollo SACFAIMM
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of ownership interest in subsidiary		59.1971%	59.1971%
Bodega San Juan SAU [Member]
Statement [Line Items]
Name of subsidiary		Bodega San Juan S.A.U.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of ownership interest in subsidiary		0.00%	82.987%
Cia Cervecerias Unidas Argentina SA [Member]
Statement [Line Items]
Name of subsidiary		Cía. Cervecerías Unidas Argentina S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of ownership interest in subsidiary		99.9937%	99.9936%
Compania Industrial Cervecera S.A. [Member]
Statement [Line Items]
Name of subsidiary		Compañía Industrial Cervecera S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of ownership interest in subsidiary		99.995%	99.995%
Finca La Celia S.A. [Member]
Statement [Line Items]
Name of subsidiary		Finca La Celia S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of ownership interest in subsidiary		84.4969%	82.987%
Los Huemules S.R.L. [Member]
Statement [Line Items]
Name of subsidiary		Los Huemules S.R.L.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of ownership interest in subsidiary		74.9979%	74.9979%
Saenz Briones y Cia. S.A.I.C. [Member]
Statement [Line Items]
Name of subsidiary		Sáenz Briones y Cía. S.A.I.C.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of ownership interest in subsidiary		99.9369%	89.915%
Bebidas Bolivianas BBO S.A. [Member]
Statement [Line Items]
Name of subsidiary		Bebidas Bolivianas BBO S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Bolivia
Description of functional currency		Bolivians
Proportion of ownership interest in subsidiary		51.00%	51.00%
International Spirits Investments USA LLCC [Member]
Statement [Line Items]
Name of subsidiary		International Spirits Investments USA LLC
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		United States
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		80.00%	80.00%
Inversiones CCU Lux S rl [Member]
Statement [Line Items]
Name of subsidiary		Inversiones CCU Lux S.à r.l.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Luxemburg
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		0.00%	99.9999%
Southern Breweries Limited [Member]
Statement [Line Items]
Name of subsidiary		Southern Breweries S.C.S.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Luxemburg
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		0.00%	99.9951%
Bebidas Del Paraguay SA [Member]
Statement [Line Items]
Name of subsidiary		Bebidas del Paraguay S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Paraguay
Description of functional currency		Paraguayan Guaranies
Proportion of ownership interest in subsidiary		50.005%	50.0049%
Distribuidora Del Paraguay SA [Member]
Statement [Line Items]
Name of subsidiary		Distribuidora del Paraguay S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Paraguay
Description of functional currency		Paraguayan Guaranies
Proportion of ownership interest in subsidiary		49.959%	49.9589%
Promarca Internacional Paraguay SRL [Member]
Statement [Line Items]
Name of subsidiary		Promarca Internacional Paraguay S.R.L.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Paraguay
Description of functional currency		Paraguayan Guaranies
Proportion of ownership interest in subsidiary		49.9917%	49.9917%
Sajonia Brewing Company S.R.L [Member]
Statement [Line Items]
Name of subsidiary		Sajonia Brewing Company S.R.L.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Paraguay
Description of functional currency		Paraguayan Guaranies
Proportion of ownership interest in subsidiary		49.5049%	49.5049%
Andrimar S.A. [Member]
Statement [Line Items]
Name of subsidiary		Andrimar S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Uruguay
Description of functional currency		Uruguayan Pesos
Proportion of ownership interest in subsidiary		100.00%	99.9999%
Coralina S.A. [Member]
Statement [Line Items]
Name of subsidiary		Coralina S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Uruguay
Description of functional currency		Uruguayan Pesos
Proportion of ownership interest in subsidiary		100.00%	99.9999%
Marzurel S.A. [Member]
Statement [Line Items]
Name of subsidiary		Marzurel S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Uruguay
Description of functional currency		Uruguayan Pesos
Proportion of ownership interest in subsidiary		100.00%	99.9999%
Milotur S.A. [Member]
Statement [Line Items]
Name of subsidiary		Milotur S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Uruguay
Description of functional currency		Uruguayan Pesos
Proportion of ownership interest in subsidiary		100.00%	99.9999%
VSPT US LLC [Member]
Statement [Line Items]
Name of subsidiary		VSPT US LLC
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		United States
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		84.4969%	0.00%
Direct Ownership [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Cervecera Guayacan SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | CRECCU S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9602%
Direct Ownership [Member] | Cerveceria Belga de la Patagonia S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Inversiones Invex CCU Dos Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.8516%
Direct Ownership [Member] | Inversiones Invex CCU Tres Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9999%
Direct Ownership [Member] | Bebidas CCU-PepsiCo SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | CCU Inversiones II Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		58.8441%
Direct Ownership [Member] | Cervecera Szot SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Bebidas Carozzi CCU SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Bebidas Ecusa SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Promarca Internacional SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | CCU Inversiones S.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.0242%
Direct Ownership [Member] | Inversiones Internacionales SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Promarca S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | CCU Inversiones lll SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Inversiones Invex CCU Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		8.3747%
Direct Ownership [Member] | Transportes CCU Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		98.00%
Direct Ownership [Member] | Fabrica de Envases Plasticos S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		95.8904%
Direct Ownership [Member] | Millahue S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9621%
Direct Ownership [Member] | Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Manantial S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Vina Altair SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Cerveceria Kunstmann S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		50.0007%
Direct Ownership [Member] | Cervecera CCU Chile Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.75%
Direct Ownership [Member] | Embotelladoras Chilenas Unaidas [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		98.80%
Direct Ownership [Member] | Comercial CCU S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		50.00%
Direct Ownership [Member] | Compania Pisquera de Chile SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		46.00%
Direct Ownership [Member] | LA Barra SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.00%
Direct Ownership [Member] | Mahina SPA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Andina de Desarrollo S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Bodega San Juan SAU [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Cia Cervecerias Unidas Argentina SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Compania Industrial Cervecera S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Finca La Celia S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Los Huemules S.R.L. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Saenz Briones y Cia. S.A.I.C. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Bebidas Bolivianas BBO S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | International Spirits Investments USA LLCC [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Inversiones CCU Lux S rl [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Southern Breweries Limited [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Bebidas Del Paraguay SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Distribuidora Del Paraguay SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Promarca Internacional Paraguay SRL [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Sajonia Brewing Company S.R.L [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Andrimar S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Coralina S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Marzurel S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Milotur S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | VSPT US LLC [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Indirect ownership [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		50.0917%
Indirect ownership [Member] | Cervecera Guayacan SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		25.0006%
Indirect ownership [Member] | CRECCU S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.0398%
Indirect ownership [Member] | Cerveceria Belga de la Patagonia S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		25.5034%
Indirect ownership [Member] | Inversiones Invex CCU Dos Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.1484%
Indirect ownership [Member] | Inversiones Invex CCU Tres Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.0001%
Indirect ownership [Member] | Bebidas CCU-PepsiCo SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		49.9888%
Indirect ownership [Member] | CCU Inversiones II Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		41.1559%
Indirect ownership [Member] | Cervecera Szot SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		25.0006%
Indirect ownership [Member] | Bebidas Carozzi CCU SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		49.9917%
Indirect ownership [Member] | Bebidas Ecusa SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9834%
Indirect ownership [Member] | Promarca Internacional SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		49.9917%
Indirect ownership [Member] | CCU Inversiones S.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.9533%
Indirect ownership [Member] | Inversiones Internacionales SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		80.00%
Indirect ownership [Member] | Promarca S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		49.9917%
Indirect ownership [Member] | CCU Inversiones lll SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Indirect ownership [Member] | Inversiones Invex CCU Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		91.6175%
Indirect ownership [Member] | Transportes CCU Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		2.00%
Indirect ownership [Member] | Fabrica de Envases Plasticos S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		4.108%
Indirect ownership [Member] | Millahue S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Indirect ownership [Member] | Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		84.4969%
Indirect ownership [Member] | Manantial S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		50.5519%
Indirect ownership [Member] | Vina Altair SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		84.4969%
Indirect ownership [Member] | Cerveceria Kunstmann S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Indirect ownership [Member] | Cervecera CCU Chile Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.2499%
Indirect ownership [Member] | Embotelladoras Chilenas Unaidas [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		1.1834%
Indirect ownership [Member] | Comercial CCU S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		49.9888%
Indirect ownership [Member] | Compania Pisquera de Chile SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		34.00%
Indirect ownership [Member] | LA Barra SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		1.00%
Indirect ownership [Member] | Mahina SPA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		25.0458%
Indirect ownership [Member] | Andina de Desarrollo S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		59.1971%
Indirect ownership [Member] | Bodega San Juan SAU [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Indirect ownership [Member] | Cia Cervecerias Unidas Argentina SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9937%
Indirect ownership [Member] | Compania Industrial Cervecera S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.995%
Indirect ownership [Member] | Finca La Celia S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		84.4969%
Indirect ownership [Member] | Los Huemules S.R.L. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		74.9979%
Indirect ownership [Member] | Saenz Briones y Cia. S.A.I.C. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9369%
Indirect ownership [Member] | Bebidas Bolivianas BBO S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		51.00%
Indirect ownership [Member] | International Spirits Investments USA LLCC [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		80.00%
Indirect ownership [Member] | Inversiones CCU Lux S rl [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Indirect ownership [Member] | Southern Breweries Limited [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Indirect ownership [Member] | Bebidas Del Paraguay SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		50.005%
Indirect ownership [Member] | Distribuidora Del Paraguay SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		49.959%
Indirect ownership [Member] | Promarca Internacional Paraguay SRL [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		49.9917%
Indirect ownership [Member] | Sajonia Brewing Company S.R.L [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		49.5049%
Indirect ownership [Member] | Andrimar S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership [Member] | Coralina S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership [Member] | Marzurel S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership [Member] | Milotur S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership [Member] | VSPT US LLC [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		84.4969%